Income Tax (Details) - Schedule of Income Tax Expenses - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Expenses Abstract
Current income tax expense	$ 83,633	$ 478,349	$ 16,875
Deferred income tax expense (benefit)	138,336	(2,115,834)	325,281
Income tax expense (benefit)	$ 221,969	$ (1,637,485)	$ 342,156